Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net (loss) income	$ (55,692)	$ (21,226)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	40,820	35,673
Amortization of deferred financing costs	7,094	1,609
Loss on extinguishment of debt	2,042
Share-based compensation expense	52,134
Loss on disposal of equipment and improvements	449
Undistributed earnings from unconsolidated investees	(125)	57
Accrued interest expense	(653)	211
Accrued interest income	(55)	(10)
Deferred rent	60	15
Deferred taxes	(28,418)	7,492
Loss on payment of contingent consideration	105
Reserve on uncollectible notes receivable	28
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable, net	9,230	(5,829)
Other receivables	3,913	(318)
Inventory	2,029	(1,813)
Other current assets	(454)	(5,869)
Other assets	665	4,822
Related parties	(4,976)	(12,316)
Accounts payable	(12,325)	771
Accrued expenses	7,864	4,236
Settlement processing funds, net	(8,644)	(38,015)
ISO reserves	(7)	(195)
Net cash provided by (used in) operating activities	15,084	(30,705)
Cash flows from investing activities:
Restricted cash		125,000
Acquisition of businesses, net of cash acquired	(13,890)	(124,567)
Purchase of equipment and improvements	(25,970)	(14,150)
Acquisition of intangible assets	(15,420)	(12,335)
Issuance of notes receivable	(20)	(27)
Collections of notes receivable	31	966
Net cash used in investing activities	(55,269)	(25,113)
Cash flows from financing activities:
Proceeds from long-term debt	532,594	398,410
Repayments of long-term debt	(623,732)	(413,553)
Deferred financing costs paid	(3,395)	(19)
Contingent consideration paid	(958)
Deferred cash consideration	(65,000)
Acquisition of additional non-controlling interest	(16,916)	(3,962)
IPO proceeds	231,500
Contributions by members		71,250
Distribution to members		(1,674)
Distribution to non-controlling interests holders	(5,104)	(1,873)
Net cash provided by (used in) financing activities	48,989	48,579
Effect of exchange rate changes on cash and cash equivalents	(6,769)	9,007
Net increase (decrease) in cash and cash equivalents	2,035	1,768
Cash and cash equivalents, beginning of year	205,142	203,324	$ 203,324
Cash and cash equivalents, end of period	207,177	205,092	205,142	$ 203,324
Predecessor
Cash flows from operating activities:
Net (loss) income			(32,348)	57,451
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization			74,136	64,012
Loss (gain) on sale of investments			1,308	(72,360)
Amortization of deferred financing costs			3,197	5,922
Loss on disposal of equipment and improvements			384
Undistributed earnings from unconsolidated investees			73	(24)
Accrued interest expense			1,893	5,193
Accrued interest income			(41)	(46)
Deferred rent			(85)	116
Deferred taxes			11,514	(1,770)
Reserve on uncollectible notes receivable			36	24
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable, net			(10,243)	16,569
Other receivables			5,898	(17,196)
Inventory			(1,378)	(2,160)
Other current assets			(9,407)	(2,573)
Other assets			7,093	(702)
Related parties			(5,155)	3,307
Accounts payable			2,330	4,535
Accrued expenses			6,907	7,573
Settlement processing funds, net			(48,080)	(35,222)
ISO reserves			178	104
Net cash provided by (used in) operating activities			8,210	32,753
Cash flows from investing activities:
Restricted cash			125,000	(125,000)
Acquisition of businesses, net of cash acquired			(124,964)	(13,984)
Purchase of equipment and improvements			(42,021)	(31,708)
Acquisition of intangible assets			(17,310)	(290)
Net proceeds from sale of investments			205	53,161
Issuance of notes receivable				(15)
Collections of notes receivable			974	589
Net cash used in investing activities			(58,116)	(117,247)
Cash flows from financing activities:
Proceeds from long-term debt			854,135	763,554
Repayments of long-term debt			(868,990)	(687,294)
Deferred financing costs paid			(1,232)	(21,200)
Contingent consideration paid			(282)	(5,859)
Deferred cash consideration			(5,000)
Consideration paid for additional shares in a consolidated subsidiary			(3,962)
Contributions by members			71,250
Distribution to members			(1,726)	(2,249)
Distribution to non-controlling interests holders			(5,722)	(4,772)
Net cash provided by (used in) financing activities			38,471	42,180
Effect of exchange rate changes on cash and cash equivalents			13,253	(8,062)
Net increase (decrease) in cash and cash equivalents			1,818	(50,376)
Cash and cash equivalents, beginning of year	$ 205,142	$ 203,324	203,324	253,700
Cash and cash equivalents, end of period			$ 205,142	$ 203,324